FINANCIAL RISK MANAGEMENT - Disclosure of exposure to commodity price risk (Parentheticals) (Details) lb in Millions	12 Months Ended
	Dec. 31, 2023 lb lb	Dec. 31, 2022 lb
Disclosure Of Commodity Price Risk For Financial Instruments [Line Items]
Copper in concentrate exposed to price movements	3.5	3.8
USD [Member]
Disclosure Of Commodity Price Risk For Financial Instruments [Line Items]
US dollar increase in commodity price per lb of copper	0.1
Closing exchange rate	1.32	1.35